OMB Number: 3235-0675

EXECUTION VERSION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRIMA CAPITAL CRE SECURITIZATION 2021-X DEPOSITOR CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______
Date of Report (Date of filing) _______________
Commission File Number of securitizer: _______________
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001890531
Prima Capital CRE Securitization 2021-X Ltd.
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Nilesh Patel, 914-725-2657

Name and telephone number, including area code, of the person[s] to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Depositor

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated October 25, 2021, of KPMG LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

Exhibits

99.1	Prima Capital Advisors 2021-X Covered Services AUP Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRIMA CAPITAL CRE SECURITIZATION 2021-
X DEPOSITOR CORP.

Date: October 26, 2021	/s/ Nilesh Patel
Name: Nilesh Patel
Title: Secretary
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

99.1	Prima Capital Advisors 2021-X Covered Services AUP Report